Note 9 - Stockholders' Equity (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 23, 2013	Dec. 22, 2011	Mar. 31, 2015	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 20, 2012
Directors and Consultants [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services					408,539	269,812	103,574
Stock Issued During Period, Value, Issued for Services (in Dollars)					$ 327,269	$ 316,475	$ 151,059
First Anniversary [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Second Anniversary [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Common Stock [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			145,495		408,539	269,812	103,580
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 145		$ 409	$ 270	$ 103
Stock Issued During Period, Shares, New Issues	3,756,757					3,756,757	1,250,000
Share Price (in Dollars per share)	$ 1.48						$ 1.30
Proceeds from Issuance of Common Stock (in Dollars)	$ 5,560,000
Shares Issued For Cashless Option And Warrant Exercise							146,459
Warrant [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Shares Issued For Cashless Option And Warrant Exercise							106,774
Employee Stock Option [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Shares Issued For Cashless Option And Warrant Exercise							39,685
Directors and Consultants [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			145,495
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 107,251
Director [Member]
Note 9 - Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross			250,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)			$ 165,000
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 117,873		$ 327,269	$ 316,475	$ 151,059
Stock Issued During Period, Shares, New Issues		10,000,000		3,756,757
Proceeds from Issuance of Common Stock (in Dollars)				$ 5,560,000		$ 5,560,000	$ 1,625,000
Preferred Stock, Shares Authorized			10,000,000		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding			0		0
Common Stock, Shares Authorized			200,000,000		200,000,000	200,000,000		120,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Issued			95,450,047		95,054,552	94,646,013
Common Stock, Shares, Outstanding			95,450,047		95,054,552	94,646,013